SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants
Number of Outstanding Shares, Warrants Outstanding Beginning	44,535	82,751	524,480
Weighted Average Exercise Price, Outstanding Beginning	$ 0.32	$ 1.33	$ 0.42
Contractual Life in Years Warrants Outstanding, Beginning	11 months 12 days	2 years 8 months 23 days	2 years 4 months 20 days
Aggregate Intrinsic Value Outstanding Beginning	$ 208,078	$ 352,951	$ 3,273,897
Number of Outstanding Shares, Warrants Outstanding Beginning		5,000	5,000
Weighted Average Exercise Price, Outstanding Beginning		$ 3.00	$ 0.06
Number of Outstanding Shares, Warrants Outstanding Beginning	(3,027)	(38,216)	(33,336)
Weighted Average Exercise Price, Outstanding Beginning	$ 3.90	$ 2.51	$ 2.30
Number of Outstanding Shares, Warrants Outstanding Beginning	(14,584)	(5,000)	(413,393)
Weighted Average Exercise Price, Outstanding Beginning	$ 0.06	$ 3.00	$ 0.09
Number of Outstanding Shares, Warrants Outstanding Beginning	26,924	44,535	82,751
Weighted Average Exercise Price, Outstanding Beginning	$ 0.06	$ 0.32	$ 1.33
Contractual Life in Years Warrants, Warrants Exercisable Ending	9 months	11 months 12 days
Aggregate Intrinsic Value Outstanding Ending	$ 28,809	$ 208,078	$ 352,951
Number of Outstanding Shares, Warrants Outstanding Beginning	26,924	44,535
Weighted Average Exercise Price, Outstanding Beginning	$ 0.06	$ 0.32
Aggregate Intrinsic Value Warrants Exercisable Ending	$ 28,809	$ 208,078
Contractual Life in Years Warrants Outstanding, Granted		1 year 5 months 23 days	5 years
Contractual Life in Years Warrants Outstanding Ending		11 months 12 days